Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends per share	$ 8.8	$ 7
Legal reserve [member]
Appropriation of earnings	$ 6,001,564	$ 6,282,762
Special reserve [member]
Appropriation of earnings	(6,845,501)	798,025
Cash dividends [member]
Appropriation of earnings	$ 38,482,083	$ 30,501,981